Real Estate And Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2010
Real Estate And Lending Activities [Line Items]
Pro Forma Consolidated Financial Data

	2010	2009
	(Amounts in thousands
	except per share/ unit amounts)
Total revenues	$130,470	$129,454
Net income	18,026	37,884
Net income per share/unit diluted	$0.17	$0.47

Summary Of Amortization Expense From Lease Intangible Assets

For the Year Ended December 31:
2011	$2,957
2012	2,592
2013	2,559
2014	2,494
2015	2,305

Summary Of Minimum Rental Payments

2011	$2,128
2012	2,135
2013	2,021
2014	1,657
2015	1,657
Thereafter	38,971

$48,569

Summary Of Loans

	As of December 31, 2010		As of December 31, 2009
	Balance	Weighted Average Interest Rate	Balance	Weighted Average Interest Rate
Mortgage loans	$165,000	10.0%	$200,164	9.9%
Other loans	50,985	10.8%	110,842	10.6%

	$215,985		$311,006

Minimum Rental Payments [Member]
Real Estate And Lending Activities [Line Items]
Summary Of Minimum Rental Payments

2011	$93,799
2012	90,443
2013	90,980
2014	89,291
2015	86,392
Thereafter	653,621

$1,104,526